RELATED PARTY TRANSACTIONS WITH VERINT - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 29, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Interest expense		$ 196	$ 185	$ 481
Former Parent
Related Party Transaction [Line Items]
Net expenses		$ 4,800
Allocation of management costs and corporate support services			97,265	81,755
Accounts payable, related parties			3,800
Dividends declared	$ 35,000
Dividends payable			35,000
Interest expense			$ 200	$ 400
Former Parent | Related Party Fixed Rate Notes
Related Party Transaction [Line Items]
Debt instrument, interest rate			2.10%
Debt instrument, term		5 years
Former Parent | Related Party Variable Rate Notes
Related Party Transaction [Line Items]
Debt instrument, term		4 years
Former Parent | Related Party Variable Rate Notes | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate			2.50%